Common Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Share-Based Compensation, Stock Options Activity

The following is a summary of activity of outstanding stock options:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2025	559,637	$0.63
Options granted	278,920	0.12
Options forfeited	(22,750)	1.28
Balance, June 30, 2026	815,807	$0.44
Exercisable, June 30, 2026	-	$-

The following is a summary of activity of outstanding stock options:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2024	223,599	$1.32
Options granted	346,038	0.19
Options forfeited	(10,000)	1.28
Balance, December 31, 2025	559,637	$0.63
Exercisable, December 31, 2025	-	$-